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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2001

If amended report check here:      |X|                    Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding
                                       entries.

Deephaven Capital Management LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

130 Cheshire Lane,  Suite 102,  Minnetonka,  MN  55305
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Thomas Wagner               Chief Compliance Officer            (952) 249-5657
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                             /s/ Thomas Wagner
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                             Minnetonka, MN  55305
                                                August 7, 2006
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       ______0______

Form 13F Information Table Entry Total:  ______90_______

Form 13F Information Table Value Total: $___1,090,006_____
                                         (thousands)





List of Other Included Managers:  N/A

THIS AMENDMENT ADDS SECURITIES HOLDINGS TO THOSE REPORTED ON FORM 13F AS FILED ON FEBRUARY 6, 2002 FOR THE PERIOD ENDING DECEMBER 31, 2001. THESE HOLDINGS ARE ADDED PURSUANT TO EXPIRATION OF CONFIDENTIAL TREATMENT STATUS.



                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
BARNES & NOBLE                  COM               067774109     1912       64600        SH       SOLE  N/A  64600     0   0
BARNES & NOBLE                  COM               067774109     5597       189100       SH       SOLE  N/A  189100    0   0
BAXTER INTERNATIONAL INC        COM               071813109     2306       43000        SH       SOLE  N/A  43000     0   0
BEST BUY CO                     0% CNV BDS        086516AC5     19494      25400000     PRN      SOLE  N/A  0         0   25400000
CALPINE CORP                    COM               131347106     1427       85000        SH       SOLE  N/A  85000     0   0
CEPHALON INC                    2.5% CNV BDS      156708AD1     3942       3560000      PRN      SOLE  N/A  0         0   3560000
CHARMING SHOPPES                SUB NT CV 7.5%    161133AA1     4007       4100000      PRN      SOLE  N/A  0         0   4100000
CHARTER COMMUNICATIONS          5.57%c            16117MAB3     16379      15980000     PRN      SOLE  N/A  0         0   15980000
CHECKPOINT SYS INC              5.25% CNV B       162825AB9     1527       1625000      PRN      SOLE  N/A  0         0   1625000
CHIRON CORP                     0% CV BDS         170040AE9     5426       9800000      PRN      SOLE  N/A  0         0   9800000
CHIRON CORP                     0% CV BDS         170040AD1     23148      41800000     PRN      SOLE  N/A  0         0   41800000
COEUR D'ALENE MINES             13.375% CONV DJ   192108AH1     310        425000       PRN      SOLE  N/A  0         0   425000
COEUR D'ALENE MINES             COM               192108108     28         35105        SH       SOLE  N/A  35105     0   0
COMCAST CORP                    2% CNV PRF        200300507     35792      684900       PRN      SOLE  N/A  0         0   684900
COMMUNITY HEALTH SERVICES       4.25% CONV BDS    203668AA6     2810       2875000      PRN      SOLE  N/A  0         0   2875000
COUNTRYWIDE CREDIT INDUSTRIES   CONV BOND         222372AE4     15840      22000000     PRN      SOLE  N/A  0         0   22000000
CUMMINS INC                     COM               231021106     3337       86600        SH       SOLE  N/A  86600     0   0
DDI CORP                        COM               233162106     492        50000        SH       SOLE  N/A  50000     0   0
DUKE ENERGY CORP                8.25% CNV PRF     264399585     5270       200000       PRN      SOLE  N/A  0         0   200000
E TRADE GROUP INC.              6.75% SB CV       269246AC8     4082       3500000      PRN      SOLE  N/A  0         0   3500000
ELECTRONIC DATA SYSTEMS CORP    0% CONV BDS       285661ABO     19416      23500000     PRN      SOLE  N/A  0         0   23500000
EQUITY OFFICE PROPERTIES TRUST  PFD CV B 5.25%    294741509     11779      257200       PRN      SOLE  N/A  0         0   257200
EQUITY RESIDENTIAL PPTYS        TR PFD 7%         29476L883     3365       106000       PRN      SOLE  N/A  0         0   106000
FINANCIAL FEDERAL CORP          4.5% CONV BOND    317492ACO     5502       5502000      PRN      SOLE  N/A  0         0   5502000
FIRST DATA CORP                 COM               319963104     7201       91800        SH       SOLE  N/A  91800     0   0
FLEETWOOD ENTERPRISES INC.      COM               339099103     644        56900        SH       SOLE  N/A  56900     0   0
FLEMING COMPANIES INC           COM               339130106     2116       114400       SH       SOLE  N/A  114400    0   0
FRANKLIN RESOURCES INC          0% CNV            354613AA9     33328      59250000     PRN      SOLE  N/A  0         0   59250000
GENENTECH INC                   COM               368710406     710        13100        SH       SOLE  N/A  13100     0   0
GLENBOROUGH REALTY TRUST INC    PFD               37803P204     1352       64100        PRN      SOLE  N/A  0         0   64100
GLOBESPAN INC.                  BOND              379571102     524        40500        PRN      SOLE  N/A  0         0   40500
HCC INSURANCE HLDG              2% CNV NT         404132AAO     12051      11289000     PRN      SOLE  N/A  0         0   11289000
INVITROGEN                      5.5% CNV SB NT    46185RAB6     4606       4500000      PRN      SOLE  N/A  0         0   4500000
INVITROGEN                      2.25% CNV BND     46185RAC4     12886      13200000     PRN      SOLE  N/A  0         0   13200000
L-3 COMMUNICATIONS HLDGS INC    4.00% CONV JD     502424AC8     5561       5500000      PRN      SOLE  N/A  0         0   5500000
LABORATORY CORP AMER HLDGS      0% CONV BDS       50540RAB8     25763      36350000     PRN      SOLE  N/A  0         0   36350000
LOWES COS INC                   COM               548661107     5040       108600       SH       SOLE  N/A  108600    0   0
LSI LOGIC CORP                  COM               502161102     276        17500        SH       SOLE  N/A  17500     0   0
LSI LOGIC CORP                  COM               502161102     1662       105300       SH       SOLE  N/A  105300    0   0
LUCENT TECHNOLOGIES INC         COM               549463107     3514       558800       SH       SOLE  N/A  558800    0   0
MANPOWER INC                    0% CONV BDS       56418HAB6     22545      38375000     SH       SOLE  N/A  0         0   38375000
MEDTRONIC                       1.25% CNV DEB     585055AA4     29469      27900000     PRN      SOLE  N/A  0         0   27900000
MERRILL LYNCH & CO INC          0% CV BOND        590188A65     49335      96500000     PRN      SOLE  N/A  0         0   96500000
NORTEL NETWORKS CORP            4.25 CNV          656568AA0     39180      41297000     PRN      SOLE  N/A  0         0   41297000
NOVELLUS SYSTEM INC.            0% CNV BN         670008AA9     18295      18250000     PRN      SOLE  N/A  0         0   18250000
OMNICARE                        5% CNV BDS        681904AD0     8348       8989000      PRN      SOLE  N/A  0         0   8989000
PEREGRINE SYSTEMS INC.          COM NPV           71366Q101     1512       102000       PRN      SOLE  N/A  0         0   102000
PPL CORP                        COM               69351T106     547        15700        SH       SOLE  N/A  15700     0   0
PROTECTION ONE ALARM            CONV SR SUB       743659AL8     649        880000       PRN      SOLE  N/A  0         0   880000
PROVINCE HEALTHCARE CO          COM               743977100     926        30000        SH       SOLE  N/A  30000     0   0
RATIONAL SOFTWARE CORP          COM               75409P202     2441       125200       SH       SOLE  N/A  125200    0   0
RATIONAL SOFTWARE CORP          CONV. SUB NOTES   75409PAC7     904        1000000      PRN      SOLE  N/A  0         0   1000000
RECKSON ASSOC REALTY CORP       CONV PFD          75621K205     5164       217100       PRN      SOLE  N/A  0         0   217100
RES-CARE INC                    6% CV BD          760943AA8     1267       1485000      PRN      SOLE  N/A  0         0   1485000
RES-CARE INC                    CONV SUB NT 6%    760943AC4     4699       5504000      PRN      SOLE  N/A  0         0   5504000
ROYAL CARIBBEAN  CRUISES        0% CNV            780153AK8     10984      34193000     PRN      SOLE  N/A  0         0   34193000
ROYAL CARIBBEAN  CRUISES LTD    0% SR             780153AM4     17582      51150000     PRN      SOLE  N/A  0         0   51150000
SANMINA CORP                    COM               800907107     9338       469276       SH       SOLE  N/A  469276    0   0
SANMINA CORP                    COM               800907AD9     3550       9500000      PRN      SOLE  N/A  0         0   9500000
SEPRACOR INC.                   7% SB CNV DEBS    817315AH7     4768       4400000      PRN      SOLE  N/A  0         0   4400000
SHAW GROUP INC                  0% CNV NT         820280AC9     1141       2250000      PRN      SOLE  N/A  0         0   2250000
SHAW GROUP INC                  0% CNV BDS        820280AA3     18024      35170000     PRN      SOLE  N/A  0         0   35170000
SOLECTRON CORP                  SER LYONS CONV    834182AL1     34048      80230000     PRN      SOLE  N/A  0         0   80230000
SOLECTRON CORP                  CONV              834182AK3     265        500000       PRN      SOLE  N/A  0         0   500000
SOLECTRON CORP                  COM               834182107     451        40000        SH       SOLE  N/A  40000     0   0
SOVEREIGN BANCORP               7.5% PRF CNV      845905306     16051      229300       PRN      SOLE  N/A  0         0   229300
ST MICROELECTRONICS             0% CB             861012AB8     4010       4000000      PRN      SOLE  N/A  0         0   4000000
STRMICROELECTRONICS             NV CONV SUB NOTE  861012AB8     9392       9475000      PRN      SOLE  N/A  0         0   9475000
TELEFONOS DE MEXICO             SA DE CV 4        879403AD5     49119      38450000     PRN      SOLE  N/A  0         0   38450000
TYCO INTERNATIONAL LTD          CONV 0%           902124ACO     81801      105550000    PRN      SOLE  N/A  0         0   105550000
TYCO INTERNATIONAL LTD          CONV 0%           902124ACO     110952     143252000    PRN      SOLE  N/A  0         0   143252000
UNIVERSAL HEALTH SERVICES INC.  CONV BOND         913903AL4     12781      22326000     PRN      SOLE  N/A  0         0   22326000
VALHI INC                       0% CNV LYO NTS    918905AC4     4523       8535000      PRN      SOLE  N/A  0         0   8535000
VERIZON GLOBAL FDG CORP         0% CNV            92343VAA2     109042     201000000    PRN      SOLE  N/A  0         0   201000000
VIOCOM INC-CLB                  COM               925524308     5637       127700       SH       SOLE  N/A  127700    0   0
WHX CORPORATION                 CONV PFD SER A    929248102     103        22100        PRN      SOLE  N/A  0         0   22100